Financial instruments - Schedule of financial assets and liabilities measured at fair value (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 705	$ 417
Financial liabilities	11	0
Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Financial liabilities	0	0
Level 2
Disclosure of financial assets [line items]
Financial assets	266	0
Financial liabilities	11	0
Level 3
Disclosure of financial assets [line items]
Financial assets	439	417
Financial liabilities	$ 0	$ 0